Other Accrued Liabilities - Summary of Other Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Payables And Accruals [Abstract]
Gift certificate		$ 5,423	$ 4,851
Sales and use tax liabilities		4,852	2,745
Interest		4,690	4,191
Workers' compensation / general liability reserves		3,093	3,016
Medical insurance claim reserves		2,738	1,247
Accrued occupancy related (CAM, property taxes, etc.)		2,456	2,095
Closed store reserves		1,349	1,219
Unamortized lease incentives		1,308	712
Other		1,652	924
Total	$ 26,201	$ 27,561	$ 21,000